SHORT-TERM CONVERTIBLE NOTES & FAIR VALUE OF EMBEDDED DERIVATIVE (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Convertible Notes Payable [Abstract]
Schedule of Debt [Table Text Block]

	July 31, 2013 (Unaudited)	October 31, 2012
October 2011 Note Financing	$—	$58,824
December 2011 Note Financing	—	131,928
May 2012 Note Financing	83,333	588,313
Bridge Notes	62,882	185,758
JMJ Financial	995,166	73,590
Hanover Holdings Note	—	362,791
Magna	—	333,086
Chris French	—	25,950
Asher	507,830	150,687
Yvonne Paterson	—	103,804
James Patton	—	78,909
Redwood Management LLC	388,751	—
Total Convertible Notes	2,037,962	2,093,640
Unamortized discount – Original Issue Discount (OID)	—	(4,541)
Current Portion of Convertible Notes	$2,037,962	$2,089,099

Convertible Notes payable consist of the following:

	October 31, 2012	October 31, 2011
May 2011 Note Financing	$—	$3,392,158
October 2011 Note Financing	58,824	1,341,738
December 2011 Note Financing	131,928	—
May 2012 Note Financing	588,313	—
Bridge Notes	185,758	711,701
JMJ Financial	73,590	570,802
Hanover Holdings Note	362,791	—
Magna	333,086	—
Chris French	25,950	—
Asher	150,687	—
Yvonne Paterson	103,804	—
James Patton	78,909	—
Total Convertible Notes	2,093,640	6,016,399
Unamortized discount	(4,541)	(1,300,345)
Derivative Liability	—	946,046
	2,089,099	5,662,100
Current Portion of Convertible Notes	2,089,099	5,091,298
Long-term Convertible Notes less current portion	$—	$570,802